Intangible assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets other than goodwill	$ 949,355	$ 1,040,042	$ 0
Impairment loss	21,430
Customer-Related Intangible Assets [Member]
Intangible assets other than goodwill	918,450	993,871	0
Customer-Related Intangible Assets [Member] | Gross carrying amount [member]
Intangible assets other than goodwill	1,020,500	1,028,747	0
Customer-Related Intangible Assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Intangible assets other than goodwill	(95,911)	(34,876)	0
Impairment loss	(6,139)	0	0
Brand names [member]
Intangible assets other than goodwill	46,196	46,171	0
Brand names [member] | Accumulated depreciation, amortisation and impairment [member]
Impairment loss	$ (15,291)	$ 0	$ 0